FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

12. FAIR VALUE MEASUREMENTS

Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition;

	Year ended December 31, 2015
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – identified untransferrable relocation assets	$1,622,588	$	$-	$	$1,622,588

During the year ended December 31, 2014, long-lived assets held and used with a carrying amount of $308 million were written down to their fair value of $150 million, resulting in an impairment charge of $158 million, about $143 million of this amount related to Daqo New Material. Based on the nature of the property being assessed, buildings and land use rights, the fair value was estimated using direct comparison method under the market approach. The direct comparison method is a set of procedures in which a value indication is derived by comparing the real estate being appraised to similar real estate that have been sold recently. Then applying appropriate units of comparison and making adjustments to the sale prices of the comparable based on the elements of comparison such as differences in location, size, decoration and year of completion, etc. to derive at the fair value of the real estate. Along with the complicated and comprehensive relocation preparation for the remaining assets in Chongqing, the Company together with a professional transport company identified the assets with a carrying amount of $1.6 million that were not transferrable and could not be reutilized by its Xinjiang expansion project, and these assets were written down to their fair value of zero, which was closed to their salvage value, as of December 31, 2015. Therefore there was an impairment charge of $1.6 million in 2015. See Note 3, “Relocation of Polysilicon Operations to Xinjiang” for further details.